UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-4325

FIRST INVESTORS LIFE SERIES FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: DECEMBER 31, 2011

DATE OF REPORTING PERIOD: SEPTEMBER 30, 2011

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
BLUE CHIP FUND
September 30, 2011

Shares		Security		Value
		COMMON STOCKS-96.1%
		Consumer Discretionary-8.2%
46,800		Best Buy Company, Inc.		$ 1,090,440
7,500	*	BorgWarner, Inc.		453,975
44,400		CBS Corporation - Class "B"		904,872
19,900		Home Depot, Inc.		654,113
30,600		Limited Brands, Inc.		1,178,406
42,900		Lowe's Companies, Inc.		829,686
8,900		McDonald's Corporation		781,598
11,200		Target Corporation		549,248
13,000		Viacom, Inc. - Class "B"		503,620
30,300		Walt Disney Company		913,848
34,900		Wyndham Worldwide Corporation		994,999
				8,854,805
		Consumer Staples-10.6%
33,500		Avon Products, Inc.		656,600
27,700		Coca-Cola Company		1,871,412
3,200		Costco Wholesale Corporation		262,784
31,000		CVS Caremark Corporation		1,040,980
31,661		Kraft Foods, Inc. - Class "A"		1,063,176
27,800		PepsiCo, Inc.		1,720,820
24,800		Philip Morris International, Inc.		1,547,024
20,000		Procter & Gamble Company		1,263,600
21,500		Walgreen Company		707,135
25,000		Wal-Mart Stores, Inc.		1,297,500
				11,431,031
		Energy-12.2%
11,500		Anadarko Petroleum Corporation		725,075
30,300		Chevron Corporation		2,803,356
27,471		ConocoPhillips		1,739,464
15,700		Devon Energy Corporation		870,408
33,000		ExxonMobil Corporation		2,396,790
10,200		Hess Corporation		535,092
39,000		Marathon Oil Corporation		841,620
15,250		Marathon Petroleum Corporation		412,665
15,850		National Oilwell Varco, Inc.		811,837
21,200	*	Noble Corporation		622,220
14,700		Schlumberger, Ltd.		878,031
19,600		Suncor Energy, Inc.		498,624
				13,135,182
		Financials-11.1%
15,100		ACE, Ltd.		915,060
23,000		Allstate Corporation		544,870
28,200		American Express Company		1,266,180
15,600		Ameriprise Financial, Inc.		614,016
15,100		Chubb Corporation		905,849
52,732		JPMorgan Chase & Company		1,588,288
9,300		M&T Bank Corporation		650,070
31,000		MetLife, Inc.		868,310
15,100		PNC Financial Services Group, Inc.		727,669
20,000		State Street Corporation		643,200
20,200		Travelers Companies, Inc.		984,346
53,400		U.S. Bancorp		1,257,036
38,400		Wells Fargo & Company		926,208
				11,891,102
		Health Care-15.2%
41,400		Abbott Laboratories		2,117,196
18,500		Amgen, Inc.		1,016,575
11,100	*	Biogen Idec, Inc.		1,033,965
6,700		Bristol-Myers Squibb Company		210,246
21,600	*	Gilead Sciences, Inc.		838,080
31,000		Johnson & Johnson		1,975,010
8,200		McKesson Corporation		596,140
15,600	*	Medco Health Solutions, Inc.		731,484
13,700		Medtronic, Inc.		455,388
37,400		Merck & Company, Inc.		1,223,354
16,200		Novartis AG (ADR)		903,474
107,157		Pfizer, Inc.		1,894,536
17,500		St. Jude Medical, Inc.		633,325
10,300		Teva Pharmaceutical Industries, Ltd. (ADR)		383,366
21,500	*	Thermo Fisher Scientific, Inc.		1,088,760
26,500		UnitedHealth Group, Inc.		1,222,180
				16,323,079
		Industrials-10.7%
18,200		3M Company		1,306,578
9,500		Caterpillar, Inc.		701,480
51,600		General Electric Company		786,384
14,600		Goodrich Corporation		1,761,928
22,400		Honeywell International, Inc.		983,584
20,000		Ingersoll-Rand, PLC		561,800
20,700		ITT Corporation		869,400
9,600		Northrop Grumman Corporation		500,736
6,200		Parker Hannifin Corporation		391,406
18,900		Raytheon Company		772,443
23,525		Tyco International, Ltd.		958,644
8,800		United Parcel Service, Inc. - Class "B"		555,720
19,700		United Technologies Corporation		1,386,092
				11,536,195
		Information Technology-21.1%
25,700	*	Adobe Systems, Inc.		621,169
7,600	*	Apple, Inc.		2,896,968
15,000		Automatic Data Processing, Inc.		707,250
29,800		CA, Inc.		578,418
94,900		Cisco Systems, Inc.		1,470,001
50,100	*	Dell, Inc.		708,915
36,000	*	eBay, Inc.		1,061,640
57,500	*	EMC Corporation		1,206,925
53,000		Hewlett-Packard Company		1,189,850
90,600		Intel Corporation		1,932,498
13,000		International Business Machines Corporation		2,275,390
130,200		Microsoft Corporation		3,240,678
69,600	*	NCR Corporation		1,175,544
49,900		Oracle Corporation		1,434,126
22,200		QUALCOMM, Inc.		1,079,586
27,500	*	Symantec Corporation		448,250
43,800		Western Union Company		669,702
				22,696,910
		Materials-1.9%
10,000		Celanese Corporation		325,300
27,800		Dow Chemical Company		624,388
15,000		DuPont (E.I.) de Nemours & Company		599,550
16,000		Freeport-McMoRan Copper & Gold, Inc.		487,200
				2,036,438
		Telecommunication Services-3.4%
61,700		AT&T, Inc.		1,759,684
50,600		Verizon Communications, Inc.		1,862,080
				3,621,764
		Utilities-1.7%
21,800		American Electric Power Company, Inc.		828,836
17,800		NextEra Energy, Inc.		961,556
				1,790,392
Total Value of Common Stocks (cost $84,416,186)			96.1%	103,316,898
Other Assets, Less Liabilities			3.9	4,168,301
Net Assets			100.0%	$ 107,485,199

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts

At September 30, 2011, the cost of investments for
federal income tax purposes was $86,311,502.
Accumulated net unrealized appreciation on investments
was $17,005,396, consisting of $24,763,980 gross
unrealized appreciation and $7,758,584 gross unrealized
depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$103,316,898	$-	$-	$103,316,898

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended September 30, 2011.

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
September 30, 2011

Principal				Interest
Amount		Security		Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-42.6%
		Fannie Mae:
$900	M	11/21/11		0.08%		$ 899,902
700	M	12/19/11		0.05		699,925
501	M	12/28/11		0.03		500,964
250	M	Federal Farm Credit Bank, 10/14/11		0.25		250,250
400	M	Federal Home Loan Bank, 10/26/11		0.04		399,990
		Freddie Mac:
300	M	11/9/11		0.10		299,969
700	M	11/22/11		0.06		699,942
1,000	M	11/28/11		0.02		999,969
Total Value of U.S. Government Agency Obligations (cost $4,750,911)						4,750,911
		CORPORATE NOTES-36.1%
450	M	Coca-Cola Co., 12/6/11	(a)	0.13		449,896
400	M	Dupont (E.I.) de Nemours & Co., 11/21/11	(a)	0.15		399,918
450	M	Honeywell International, 12/29/11	(a)	0.14		449,848
400	M	Johnson & Johnson, 12/19/11	(a)	0.08		399,930
500	M	McDonald's Corp., 10/14/11	(a)	0.10		499,985
500	M	Novartis Securities Investment, Ltd., 11/14/11	(a)	0.17		499,901
450	M	PepsiCo, Inc., 11/1/11	(a)	0.10		449,964
475	M	Proctor & Gamble Co., 1/9/12	(a)	0.15		474,806
400	M	Wal-Mart Stores, Inc., 10/28/11	(a)	0.08		399,978
Total Value of Corporate Notes (cost $4,024,226)						4,024,226
		VARIABLE AND FLOATING RATE NOTES-18.0%
300	M	Federal Farm Credit Bank, 9/24/12		0.12		299,825
500	M	Federal Home Loan Bank, 6/22/12		0.11		499,854
300	M	Freddie Mac, 11/9/11		0.07		299,983
400	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/30		0.09		400,000
		Valdez, Alaska Marine Terminal Rev.:
300	M	Exxon Pipeline Co., Project B 12/1/33		0.09		300,000
200	M	Exxon Pipeline Co., Project C 12/1/33		0.09		200,000
Total Value of Variable and Floating Rate Notes (cost $1,999,662)						1,999,662
Total Value of Investments (cost $10,774,799)**		96.7%				10,774,799
Other Assets, Less Liabilities		3.3				371,828
Net Assets		100.0%				$ 11,146,627

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at September
30, 2011.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2011, the
Fund held nine Section 4(2) securities with an aggregate value of
$4,024,226 representing 36.1% of the Fund's net assets.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obigations	$-	$4,750,911	$-	$4,750,911
Corporate Notes	-	4,024,226	-	4,024,226
Variable and Floating Rate Notes:
U.S. Government Agency Obigations	-	1,099,662	-	1,099,662
Municipal Bonds	-	500,000	-	500,000
Corporate Notes	-	400,000	-	400,000
Total Investments in Securities	$-	$10,774,799	$-	$10,774,799

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended September 30, 2011.

Portfolio of Investments (unaudited)
DISCOVERY FUND
September 30, 2011

Shares		Security	Value
		COMMON STOCKS-93.5%
		Consumer Discretionary-11.8%
212,400		American Eagle Outfitters, Inc.	$ 2,489,328
56,600	*	Big Lots, Inc.	1,971,378
96,000	*	Express, Inc.	1,947,840
97,200		Foot Locker, Inc.	1,952,748
67,900		Men's Wearhouse, Inc.	1,770,832
48,400		PVH Corporation	2,818,816
253,500		Regal Entertainment Group - Class "A"	2,976,090
			15,927,032
		Consumer Staples-3.1%
39,400		Cal-Maine Foods, Inc.	1,238,342
128,200	*	Dole Food Company, Inc.	1,282,000
22,900		J. M. Smucker Company	1,669,181
			4,189,523
		Energy-5.5%
160,887	*	Matrix Service Company	1,369,148
252,200	*	PetroQuest Energy, Inc.	1,387,100
44,000	*	Plains Exploration & Production Company	999,240
69,900	*	Resolute Energy Corporation	794,064
170,200	*	Venoco, Inc.	1,499,462
39,600	*	Whiting Petroleum Corporation	1,389,168
			7,438,182
		Financials-19.8%
7,752	*	Alleghany Corporation	2,236,452
63,000		American Financial Group, Inc.	1,957,410
421,200		Anworth Mortgage Asset Corporation (REIT)	2,864,160
88,700		Aspen Insurance Holdings, Ltd.	2,043,648
166,300		Capitol Federal Financial, Inc.	1,756,128
50,700	*	EZCORP, Inc. - Class "A"	1,446,978
43,500		Harleysville Group, Inc.	2,560,410
319,200	*	Knight Capital Group, Inc. - Class "A"	3,881,472
3,300	*	Markel Corporation	1,178,529
319,500		MFA Financial, Inc. (REIT)	2,242,890
36,100		Mid-America Apartment Communities, Inc. (REIT)	2,173,942
138,400		Montpelier Re Holdings, Ltd.	2,446,912
			26,788,931
		Health Care-10.2%
70,800	*	Endo Pharmaceuticals Holdings, Inc.	1,981,692
58,100	*	Life Technologies Corporation	2,232,783
60,400	*	Magellan Health Services, Inc.	2,917,320
38,400	*	MEDNAX, Inc.	2,405,376
126,200	*	Myriad Genetics, Inc.	2,364,988
95,100		PerkinElmer, Inc.	1,826,871
			13,729,030
		Industrials-6.2%
71,900		Applied Industrial Technologies, Inc.	1,952,804
133,500	*	EMCOR Group, Inc.	2,714,055
44,700	*	FTI Consulting, Inc.	1,645,407
11,300		Precision Castparts Corporation	1,756,698
11,500		Woodward, Inc.	315,100
			8,384,064
		Information Technology-22.6%
115,500	*	Avnet, Inc.	3,012,240
388,600	*	Brightpoint, Inc.	3,579,006
269,700	*	Compuware Corporation	2,065,902
347,400	*	Convergys Corporation	3,258,612
66,700	*	Cymer, Inc.	2,479,906
53,600	*	Diodes, Inc.	960,512
147,900	*	Emulex Corporation	946,560
50,700	*	IAC/InterActiveCorp	2,005,185
199,000	*	Kulicke and Soffa Industries, Inc.	1,484,540
66,100		Lender Processing Services, Inc.	904,909
85,300	*	Lexmark International, Inc. - Class "A"	2,305,659
75,700	*	Marvell Technology Group, Ltd.	1,099,921
56,800	*	Microsemi Corporation	907,664
250,900	*	QLogic Corporation	3,181,412
271,100	*	Vishay Intertechnology, Inc.	2,266,396
			30,458,424
		Materials-13.3%
48,100		AptarGroup, Inc.	2,148,627
130,700	*	Chemtura Corporation	1,310,921
36,200	*	Innospec, Inc.	876,402
115,600		Olin Corporation	2,081,956
44,660		Rock-Tenn Company - Class "A"	2,174,049
21,600		Royal Gold, Inc.	1,383,696
51,300		Schnitzer Steel Industries, Inc. - Class "A"	1,887,840
94,400		Sensient Technologies Corporation	3,072,720
15,500	*	Tronox, Inc.	1,209,000
53,500		Westlake Chemical Corporation	1,833,980
			17,979,191
		Telecommunication Services-1.0%
204,700	*	Premiere Global Services, Inc.	1,314,174
Total Value of Common Stocks (cost $119,348,634)		93.5%	126,208,551
Other Assets, Less Liabilities		6.5	8,751,375
Net Assets		100.0%	$ 134,959,926

*	Non-income producing

Summary of Abbreviations:
	REIT	Real Estate Investment Trusts

At September 30, 2011, the cost of investments for federal
income tax purposes was $119,751,715. Accumulated net
unrealized appreciation on investments was $6,456,836,
consisting of $14,448,613 gross unrealized appreciation and
$7,991,777 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$126,208,551	$-	$-	$126,208,551

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended September 30, 2011.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
September 30, 2011

Principal
Amount		Security	Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-66.5%
		Fannie Mae-9.3%
$ 1,944	M	5.5%, 9/1/2033 - 10/1/2039	$ 2,141,244
204	M	9%, 11/1/2026	239,729
144	M	11%, 10/1/2015	168,636
			2,549,609
		Freddie Mac-2.9%
749	M	5.5%, 1/1/2040	811,889
		Government National Mortgage Association I Program-54.3%
1,946	M	4%, 10/15/2040 - 12/15/2040	2,085,723
4,410	M	4.5%, 6/15/2039 - 8/15/2040	4,805,884
5,026	M	5%, 6/15/2033 - 6/15/2040	5,547,966
1,960	M	5.5%, 2/15/2033 - 11/15/2038	2,180,160
295	M	6%, 11/15/2032 - 4/15/2036	332,220
			14,951,953
Total Value of Residential Mortgage-Backed Securities (cost $17,470,779)			18,313,451
		U.S. GOVERNMENT AGENCY OBLIGATIONS-21.0%
		Fannie Mae:
1,000	M	1.625%, 2015	1,026,501
500	M	5%, 2031	510,116
		Federal Farm Credit Bank:
1,000	M	1.75%, 2013	1,017,765
1,000	M	2.6%, 2016	1,010,289
1,000	M	Freddie Mac, 3%, 2014	1,067,091
1,000	M	Tennessee Valley Authority, 4.5%, 2018	1,161,797
Total Value of U.S. Government Agency Obligations (cost $5,585,763)			5,793,559
		U.S. GOVERNMENT OBLIGATIONS-6.1%
551	M	FDA Queens LP, 6.99%, 2017 (a)	622,121
1,000	M	U.S. Treasury Note, 2.375%, 2015	1,061,957
Total Value of U.S. Government Obligations (cost $1,625,253)			1,684,078
		U.S. GOVERNMENT FDIC GUARANTEED DEBT-5.6%
500	M	Bank of America Corp, 3.125%, 2012	510,364
1,000	M	JPMorgan Chase & Co., 2.125%, 2012	1,022,185
Total Value of U.S. Government FDIC Guaranteed Debt (cost $1,517,428)			1,532,549
Total Value of Investments (cost $26,199,223)		99.2%	27,323,637
Other Assets, Less Liabilities		.8	208,599
Net Assets		100.0%	$ 27,532,236

(a)	Security exempt from registration under Rule 144A of the
Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the
Securities Act of 1933 and may only be sold to qualified
institutional investors. At September 30, 2011, the Fund held one 144A security with a value of $622,121 representing 2.3% of the Fund's net assets.

At September 30, 2011, the cost of investments for federal
income tax purposes was $26,199,223. Accumulated net
unrealized appreciation on investments was $1,124,414,
consisting of $1,128,388 gross unrealized appreciation and
$3,974 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$18,313,451	$-	$18,313,451
U.S. Government Agency
Obligations	-	5,793,559	-	5,793,559
U.S. Government Obligations	-	1,684,078	-	1,684,078
U.S. Government FDIC
Guaranteed Debt	-	1,532,549	-	1,532,549
Total Investments in Securities	$-	$27,323,637	$-	$27,323,637

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended September 30, 2011.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
September 30, 2011

Shares		Security	Value
		COMMON STOCKS-99.2%
		Consumer Discretionary-13.5%
56,600		American Greetings Corporation - Class "A"	$ 1,047,100
61,000		Best Buy Company, Inc.	1,421,300
30,100	*	BorgWarner, Inc.	1,821,953
95,585		CBS Corporation - Class "B"	1,948,022
17,261		CEC Entertainment, Inc.	491,421
20,064		Coach, Inc.	1,039,917
16,300	*	GameStop Corporation - Class "A"	376,530
48,000	*	GNC Acquisition Holdings, Inc.	965,760
45,800		Home Depot, Inc.	1,505,446
59,200		Limited Brands, Inc.	2,279,792
24,300		McDonald's Corporation	2,134,026
113,343		Newell Rubbermaid, Inc.	1,345,381
7,100		Oxford Industries, Inc.	243,530
206,300	*	Pier 1 Imports, Inc.	2,017,614
33,298	*	Steiner Leisure, Ltd.	1,357,559
180,870		Stewart Enterprises, Inc. - Class "A"	1,076,177
24,400	*	TRW Automotive Holdings Corporation	798,612
13,600		Tupperware Brands Corporation	730,864
67,183		Wyndham Worldwide Corporation	1,915,387
			24,516,391
		Consumer Staples-10.8%
116,100		Altria Group, Inc.	3,112,641
50,900		Avon Products, Inc.	997,640
35,789		Coca-Cola Company	2,417,905
41,700		CVS Caremark Corporation	1,400,286
22,800		McCormick & Company, Inc.	1,052,448
35,227		Nu Skin Enterprises, Inc. - Class "A"	1,427,398
16,900		PepsiCo, Inc.	1,046,110
59,800		Philip Morris International, Inc.	3,730,324
19,713		Procter & Gamble Company	1,245,467
39,400		Walgreen Company	1,295,866
37,064		Wal-Mart Stores, Inc.	1,923,622
			19,649,707
		Energy-9.4%
20,900		Anadarko Petroleum Corporation	1,317,745
17,300	*	C&J Energy Services, Inc.	284,412
12,400		Chevron Corporation	1,147,248
35,918		ConocoPhillips	2,274,328
42,000		Ensco, PLC (ADR)	1,698,060
38,611		ExxonMobil Corporation	2,804,317
63,022		Marathon Oil Corporation	1,360,015
26,461		Marathon Petroleum Corporation	716,035
13,100		National Oilwell Varco, Inc.	670,982
57,600	*	Noble Corporation	1,690,560
16,994		Sasol, Ltd. (ADR)	689,956
8,000		Schlumberger, Ltd.	477,840
67,507		Suncor Energy, Inc.	1,717,378
7,500		Transocean, Ltd.	358,050
			17,206,926
		Financials-10.7%
35,306		American Express Company	1,585,239
38,300		Ameriprise Financial, Inc.	1,507,488
114,800		Brookline Bancorp, Inc.	885,108
45,543		Discover Financial Services	1,044,756
80,200		Financial Select Sector SPDR Fund (ETF)	948,766
85,500		FirstMerit Corporation	971,280
37,100		Invesco, Ltd.	575,421
61,856		JPMorgan Chase & Company	1,863,103
19,500		M&T Bank Corporation	1,363,050
45,313		Morgan Stanley	611,726
133,600		New York Community Bancorp, Inc.	1,589,840
33,300		PNC Financial Services Group, Inc.	1,604,727
54,800		SPDR KBW Regional Banking (ETF)	1,058,188
103,279	*	Sunstone Hotel Investors, Inc. (REIT)	587,658
52,688		U.S. Bancorp	1,240,276
77,000		Urstadt Biddle Properties - Class "A" (REIT)	1,229,690
31,367		Wells Fargo & Company	756,572
			19,422,888
		Health Care-10.3%
44,100		Abbott Laboratories	2,255,274
13,446		Amgen, Inc.	738,858
15,730		Baxter International, Inc.	883,082
36,800	*	Gilead Sciences, Inc.	1,427,840
27,000		Hill-Rom Holdings, Inc.	810,540
48,375		Johnson & Johnson	3,081,971
24,500	*	Medco Health Solutions, Inc.	1,148,805
51,543		Merck & Company, Inc.	1,685,972
138,482		Pfizer, Inc.	2,448,362
34,953		Sanofi-Aventis (ADR)	1,146,458
18,500		St. Jude Medical, Inc.	669,515
47,443	*	Thermo Fisher Scientific, Inc.	2,402,514
			18,699,191
		Industrials-18.3%
40,094		3M Company	2,878,348
56,295	*	Altra Holdings, Inc.	651,333
36,100		Armstrong World Industries, Inc.	1,243,284
21,300		Caterpillar, Inc.	1,572,792
50,137		Chicago Bridge & Iron Company NV - NY Shares	1,435,422
23,100	*	Esterline Technologies Corporation	1,197,504
29,500	*	Generac Holdings, Inc.	554,895
36,796		General Electric Company	560,771
24,635		Goodrich Corporation	2,972,952
38,640		Honeywell International, Inc.	1,696,682
39,153		IDEX Corporation	1,220,007
12,700		Lockheed Martin Corporation	922,528
48,119	*	Mobile Mini, Inc.	791,076
15,418		Northrop Grumman Corporation	804,203
24,800		Parker Hannifin Corporation	1,565,624
57,768	*	PGT, Inc.	72,210
21,400		Raytheon Company	874,618
23,450		Republic Services, Inc.	658,007
38,900		Snap-on, Inc.	1,727,160
125,100		TAL International Group, Inc.	3,119,994
55,300		Textainer Group Holdings, Ltd.	1,121,484
48,000	*	Thermon Group Holdings, Inc.	663,360
74,868		Tyco International, Ltd.	3,050,871
28,700		United Technologies Corporation	2,019,332
			33,374,457
		Information Technology-18.2%
4,800	*	Apple, Inc.	1,829,664
51,200		Avago Technologies, Ltd.	1,677,824
174,900	*	Brocade Communications Systems, Inc.	755,568
14,000	*	CACI International, Inc. - Class "A"	699,160
55,000	*	Checkpoint Systems, Inc.	746,900
85,600		Cisco Systems, Inc.	1,325,944
10,500	*	Coherent, Inc.	451,080
100,000	*	EMC Corporation	2,099,000
49,240		Hewlett-Packard Company	1,105,438
85,952		Intel Corporation	1,833,356
30,729		International Business Machines Corporation	5,378,497
65,800		Intersil Corporation - Class "A"	677,082
126,800		Microsoft Corporation	3,156,052
129,400	*	NCR Corporation	2,185,566
68,355	*	Parametric Technology Corporation	1,051,300
59,788		QUALCOMM, Inc.	2,907,490
71,160	*	Symantec Corporation	1,159,908
57,400		TE Connectivity, Ltd.	1,615,236
15,100	*	Varian Semiconductor Equipment Associates, Inc.	923,365
103,200		Western Union Company	1,577,928
			33,156,358
		Materials-5.5%
49,333		Buckeye Technologies, Inc.	1,189,419
36,700		Celanese Corporation - Series "A"	1,193,851
45,340		Freeport-McMoRan Copper & Gold, Inc.	1,380,603
74,700		Kronos Worldwide, Inc.	1,201,176
11,600		Praxair, Inc.	1,084,368
68,320		RPM International, Inc.	1,277,584
85,464		Temple-Inland, Inc.	2,681,006
			10,008,007
		Telecommunication Services-2.3%
64,083		AT&T, Inc.	1,827,647
63,200		Verizon Communications, Inc.	2,325,760
			4,153,407
		Utilities-.2%
12,026		Atmos Energy Corporation	390,244
Total Value of Common Stocks (cost $176,000,996)		99.2%	180,577,576
Other Assets, Less Liabilities		.8	1,434,805
Net Assets		100.0%	$ 182,012,381

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At September 30, 2011, the cost of investments for federal
income tax purposes was $176,143,668. Accumulated net
unrealized appreciation on investments was $4,433,908,
consisting of $26,840,798 gross unrealized appreciation and
$22,406,890 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$180,577,576	$-	$-	$180,577,576

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended September 30, 2011.

Portfolio of Investments (unaudited)
HIGH YIELD FUND
September 30, 2011

Principal
Amount
or Shares			Security				Value
			CORPORATE BONDS-96.3%
			Automotive-4.6%
$ 775	M		Chrysler Group, LLC/CG Co. - Issuer, Inc., 8.25%, 2021		(a)		$ 600,625
425	M		Cooper Tire & Rubber Co., 8%, 2019				414,375
300	M		Cooper-Standard Automotive, Inc., 8.5%, 2018				307,500
525	M		Exide Technologies, 8.625%, 2018				490,875
350	M		Ford Motor Co., 6.625%, 2028				349,107
350	M		Hertz Corp., 6.75%, 2019				319,375
475	M		Jaguar Land Rover, PLC, 7.75%, 2018		(a)		425,125
300	M		Oshkosh Corp., 8.5%, 2020				292,500
							3,199,482
			Building Materials-3.1%
525	M		Associated Materials, LLC, 9.125%, 2017				427,875
			Building Materials Corp.:
475	M		6.875%, 2018		(a)		463,125
575	M		7.5%, 2020		(a)		577,875
325	M		Griffon Corp., 7.125%, 2018				288,438
500	M		Texas Industries, Inc., 9.25%, 2020				391,250
							2,148,563
			Capital Goods-.6%
375	M		Belden CDT, Inc., 9.25%, 2019				406,875
			Chemicals-3.7%
400	M		Ferro Corp., 7.875%, 2018				402,000
175	M		Huntsman International, LLC, 8.625%, 2021				168,438
225	M		Kinove German Bondco GmbH, 9.625%, 2018		(a)		204,750
425	M		Lyondell Chemical Co., 11%, 2018				461,125
350	M		Polymer Group, Inc., 7.75%, 2019		(a)		350,875
175	M		PolyOne Corp., 7.375%, 2020				176,313
			Solutia, Inc.:
525	M		8.75%, 2017				561,750
175	M		7.875%, 2020				185,063
							2,510,314
			Consumer Durables-.6%
425	M		Sealy Mattress Co., 8.25%, 2014				402,688
			Consumer Non-Durables-1.3%
450	M		Easton-Bell Sports, Inc., 9.75%, 2016				472,500
100	M		Levi Strauss & Co., 7.625%, 2020				93,500
325	M		Phillips Van-Heusen Corp., 7.375%, 2020				340,438
							906,438
			Energy-14.2%
225	M		Antero Resources Finance Corp., 7.25%, 2019		(a)		214,875
			Basic Energy Services, Inc.:
75	M		7.125%, 2016				69,750
325	M		7.75%, 2019		(a)		310,375
400	M		Berry Petroleum Co., 8.25%, 2016				410,000
275	M		Chesapeake Energy Corp., 7.25%, 2018				294,250
			Concho Resources, Inc.:
325	M		8.625%, 2017				346,125
75	M		7%, 2021				75,000
175	M		6.5%, 2022				173,250
			Consol Energy, Inc.:
225	M		8%, 2017				236,250
525	M		8.25%, 2020				555,187
			Copano Energy, LLC:
75	M		7.75%, 2018				77,063
150	M		7.125%, 2021				147,375
675	M		Crosstex Energy, LP, 8.875%, 2018				695,250
275	M		Denbury Resources, Inc., 8.25%, 2020				290,125
375	M		El Paso Corp., 6.5%, 2020				402,337
150	M		El Paso Pipeline Partners Operating Co., LLC, 5%, 2021				151,013
100	M		Encore Acquisition Co., 9.5%, 2016				108,500
350	M		Expro Finance Luxembourg SCA, 8.5%, 2016		(a)		306,250
			Ferrellgas Partners, LP:
475	M		9.125%, 2017				482,125
240	M		8.625%, 2020				234,000
550	M		Forest Oil Corp., 7.25%, 2019				539,000
450	M		Genesis Energy, LP, 7.875%, 2018		(a)		429,750
125	M		Helix Energy Solutions Group, Inc., 9.5%, 2016		(a)		127,500
			Hilcorp Energy I, LP:
25	M		7.75%, 2015		(a)		25,312
575	M		8%, 2020		(a)		587,937
			Inergy, LP:
325	M		7%, 2018				307,125
125	M		6.875%, 2021				114,375
200	M		Linn Energy, LLC, 6.5%, 2019		(a)		185,000
325	M		Murray Energy Corp., 10.25%, 2015		(a)		312,000
			Penn Virginia Corp.:
150	M		10.375%, 2016				157,875
100	M		7.25%, 2019				93,000
			Quicksilver Resources, Inc.:
125	M		8.25%, 2015				119,375
300	M		11.75%, 2016				325,500
350	M		9.125%, 2019				344,750
275	M		Sandridge Energy, Inc., 7.5%, 2021		(a)		254,375
225	M		SESI, LLC, 6.375%, 2019		(a)		218,250
75	M		SM Energy Co., 6.625%, 2019		(a)		75,000
							9,795,224
			Financials-4.9%
			Ally Financial, Inc.:
500	M		6.25%, 2017				437,430
675	M		8%, 2020				626,481
			Ford Motor Credit Co., LLC:
475	M		6.625%, 2017				495,220
600	M		5.875%, 2021				597,912
100	M		General Motors Financial Co., 6.75%, 2018		(a)		98,500
			International Lease Finance Corp.:
50	M		5.875%, 2013				48,500
750	M		8.625%, 2015				747,188
275	M		8.75%, 2017				277,063
75	M		8.25%, 2020				73,688
							3,401,982
			Food/Beverage/Tobacco-1.0%
			CF Industries, Inc.:
250	M		6.875%, 2018				279,688
100	M		7.125%, 2020				114,125
375	M		JBS USA, LLC, 7.25%, 2021		(a)		313,125
							706,938
			Food/Drug-1.9%
700	M		McJunkin Red Man Corp., 9.5%, 2016				644,000
475	M		NBTY, Inc., 9%, 2018				488,656
200	M		Tops Holding Corp./Tops Markets, LLC, 10.125%, 2015				201,000
							1,333,656
			Forest Products/Containers-2.9%
325	M		Clearwater Paper Corp., 7.125%, 2018				324,188
225	M		Exopack Holding Corp., 10%, 2018		(a)		211,500
175	M		JSG Funding, PLC (Smurfit Kappa Funding, PLC), 7.75%, 2015				168,875
350	M		Mercer International, Inc., 9.5%, 2017				345,625
400	M		Reynolds Group Escrow, LLC, 7.75%, 2016		(a)		403,000
225	M		Reynolds Group Issuer, Inc., 9%, 2019		(a)		192,375
			Sealed Air Corp.:
200	M		8.125%, 2019		(a)	(b)	202,500
125	M		8.375%, 2021		(a)	(b)	126,563
							1,974,626
			Gaming/Leisure-1.4%
250	M		Ameristar Casinos, Inc., 7.5%, 2021		(a)		243,125
325	M		MCE Finance, Ltd., 10.25%, 2018				346,125
200	M		National CineMedia, LLC, 7.875%, 2021				199,000
100	M		NCL Corp., Ltd., 11.75%, 2016				113,000
77	M		Yonkers Racing Corp., 11.375%, 2016		(a)		78,925
							980,175
			Health Care-5.7%
600	M		Aviv Healthcare Properties, LP, 7.75%, 2019				568,500
175	M		Capella Healthcare, 9.25%, 2017		(a)		167,125
425	M		Community Health Systems, Inc., 8.875%, 2015				418,625
350	M		ConvaTec Healthcare, 10.5%, 2018		(a)		309,750
200	M		DaVita, Inc., 6.375%, 2018				192,500
600	M		Genesis Health Ventures, Inc., 9.75%, 2015		(c)	(d)	375
			HCA, Inc.:
75	M		8%, 2018				73,406
200	M		6.5%, 2020				196,000
275	M		7.75%, 2021		(a)		259,187
325	M		7.5%, 2022				300,625
			Healthsouth Corp.:
300	M		7.25%, 2018				286,500
150	M		7.75%, 2022				136,875
525	M		IASIS Healthcare, LLC, 8.375%, 2019		(a)		427,875
40	M		Select Medical Corp., 7.625%, 2015				34,850
225	M		Universal Hospital Services, Inc., 8.5%, 2015		(a)		220,219
			Vanguard Health Holding Co. II, LLC:
250	M		8%, 2018				230,625
150	M		7.75%, 2019				134,437
							3,957,474
			Information Technology-2.9%
			Equinix, Inc.:
250	M		8.125%, 2018				264,375
175	M		7%, 2021				174,781
			Fidelity National Information Services, Inc.:
175	M		7.625%, 2017				182,875
325	M		7.875%, 2020				339,625
100	M		iGATE Corp., 9%, 2016		(a)		93,500
			Jabil Circuit, Inc.:
50	M		7.75%, 2016				55,375
550	M		8.25%, 2018				625,625
275	M		MEMC Electronic Materials, Inc., 7.75%, 2019				238,563
							1,974,719
			Manufacturing-2.9%
325	M		Amsted Industries, 8.125%, 2018		(a)		338,000
515	M		Case New Holland, Inc., 7.875%, 2017				551,050
650	M		Manitowoc Co., Inc., 8.5%, 2020				591,500
325	M		Park-Ohio Industries, Inc., 8.125%, 2021				305,500
175	M		Terex Corp., 10.875%, 2016				186,375
							1,972,425
			Media-Broadcasting-4.6%
375	M		Allbritton Communication Co., 8%, 2018				354,375
			Belo Corp.:
575	M		7.25%, 2027				478,687
100	M		7.75%, 2027				85,500
575	M		Cumulus Media, Inc., 7.75%, 2019		(a)		487,312
350	M		Nexstar/Mission Broadcasting, Inc., 8.875%, 2017				347,375
			Sinclair Television Group, Inc.:
575	M		9.25%, 2017		(a)		606,625
100	M		8.375%, 2018				99,000
700	M		XM Satellite Radio, Inc., 7.625%, 2018		(a)		710,500
							3,169,374
			Media-Cable TV-7.0%
550	M		Cablevision Systems Corp., 8.625%, 2017				575,437
			CCO Holdings, LLC:
50	M		7%, 2019		(a)		48,625
325	M		7%, 2019				316,875
350	M		Cequel Communications Holdings I, Inc., 8.625%, 2017		(a)		348,250
			Clear Channel Worldwide:
350	M		9.25%, 2017 Series "A"				357,000
725	M		9.25%, 2017 Series "B"				744,937
675	M		DISH DBS Corp., 7.875%, 2019				691,875
200	M		Echostar DBS Corp., 7.125%, 2016				203,500
475	M		Quebecor Media, Inc., 7.75%, 2016				476,187
675	M		UPC Germany GmbH, 8.125%, 2017		(a)		678,375
400	M		UPC Holding BV, 9.875%, 2018		(a)		402,000
							4,843,061
			Media-Diversified-1.4%
450	M		Entravision Communications Corp., 8.75%, 2017				424,125
425	M		Lamar Media Corp., 7.875%, 2018				427,125
125	M		NAI Entertainment Holdings, LLC, 8.25%, 2017		(a)		129,375
							980,625
			Metals/Mining-6.6%
450	M		AK Steel Corp., 7.625%, 2020				396,562
			Arch Coal, Inc.:
325	M		7.25%, 2020				313,625
125	M		7.25%, 2021		(a)		120,937
			FMG Resources (August 2006) Property, Ltd.:
175	M		6.375%, 2016		(a)		158,375
200	M		6.875%, 2018		(a)		177,000
350	M		JMC Steel Group, 8.25%, 2018		(a)		330,750
375	M		Metals USA, Inc., 11.125%, 2015				383,437
675	M		Novelis, Inc., 8.375%, 2017				671,625
175	M		Thompson Creek Metals Co., Inc., 7.375%, 2018		(a)		158,375
			United States Steel Corp.:
125	M		7%, 2018				113,125
750	M		7.375%, 2020				678,750
325	M		Vedanta Resources, PLC, 9.5%, 2018		(a)		286,000
			Vulcan Materials Co.:
250	M		6.5%, 2016				230,686
100	M		6.4%, 2017				94,000
175	M		7%, 2018				168,000
250	M		7.5%, 2021				233,617
							4,514,864
			Real Estate Investment Trusts-.7%
75	M		CB Richard Ellis Service, 6.625%, 2020				72,375
			Developers Diversified Realty Corp.:
100	M		9.625%, 2016				113,358
75	M		7.875%, 2020				79,578
			Omega Healthcare Investors, Inc.:
125	M		7.5%, 2020				126,875
125	M		6.75%, 2022				119,844
							512,030
			Retail-General Merchandise-5.3%
600	M		DineEquity, Inc., 9.5%, 2018				598,500
325	M		J.C. Penney Corp., Inc., 7.95%, 2017				347,750
			Limited Brands, Inc.:
300	M		8.5%, 2019				340,500
75	M		6.625%, 2021				75,938
325	M		Needle Merger Sub Corp., 8.125%, 2019		(a)		284,375
			QVC, Inc.:
275	M		7.5%, 2019		(a)		294,250
50	M		7.375%, 2020		(a)		53,500
300	M		Sears Holding Corp., 6.625%, 2018				249,000
550	M		Toys R Us Property Co. I, Inc., 10.75%, 2017				584,375
175	M		Toys R Us Property Co. II, Inc., 8.5%, 2017				171,500
350	M		Wendy's/Arby's Restaurant, LLC, 10%, 2016				370,125
75	M		Yankee Acquisition Corp., 8.5%, 2015				72,375
225	M		YCC Holdings, LLC/Yankee Finance, Inc., 10.25%, 2016				192,375
							3,634,563
			Services-2.4%
275	M		CoreLogic, Inc., 7.25%, 2021		(a)		248,188
125	M		FTI Consulting, Inc., 6.75%, 2020				121,250
			Iron Mountain, Inc.:
225	M		7.75%, 2019				224,438
300	M		8.375%, 2021				307,500
350	M		PHH Corp., 9.25%, 2016				361,375
375	M		Reliance Intermediate Holdings, LP, 9.5%, 2019		(a)		395,625
							1,658,376
			Telecommunications-8.1%
			Citizens Communications Co.:
750	M		7.125%, 2019				718,125
100	M		9%, 2031				85,750
400	M		Clearwire Communications, LLC, 12%, 2015		(a)		341,000
			Frontier Communications Corp.:
275	M		8.125%, 2018				270,875
200	M		8.5%, 2020				195,000
300	M		GCI, Inc., 8.625%, 2019				314,250
750	M		Inmarsat Finance, PLC, 7.375%, 2017		(a)		755,625
			Intelsat Jackson Holdings, Ltd.:
150	M		7.25%, 2019		(a)		139,500
150	M		7.5%, 2021		(a)		139,875
400	M		8.5%, 2019				392,000
			Sprint Capital Corp.:
675	M		6.9%, 2019				580,500
475	M		6.875%, 2028				357,437
925	M		Wind Acquisition Finance SA, 11.75%, 2017		(a)		790,875
			Windstream Corp.:
225	M		7.875%, 2017				228,937
300	M		7.75%, 2020				294,000
							5,603,749
			Transportation-2.9%
625	M		Aguila 3 SA, 7.875%, 2018		(a)		571,875
650	M		CHC Helicopter SA, 9.25%, 2020		(a)		555,750
			Navios Maritime Holdings:
250	M		8.875%, 2017				245,000
375	M		8.125%, 2019				315,000
350	M		Swift Services Holdings, Inc., 10%, 2018				313,250
							2,000,875
			Utilities-5.2%
			AES Corp.:
125	M		9.75%, 2016				135,000
100	M		8%, 2017				101,000
100	M		7.375%, 2021		(a)		95,000
350	M		Calpine Construction Finance Co., LP, 8%, 2016		(a)		360,500
375	M		Calpine Corp., 7.5%, 2021		(a)		360,000
500	M		Energy Future Holdings Corp., 10%, 2020				487,500
214	M		Indiantown Cogeneration Utilities, LP, 9.77%, 2020				225,089
400	M		Intergen NV, 9%, 2017		(a)		409,000
			NRG Energy, Inc.:
625	M		7.375%, 2017				647,656
275	M		7.625%, 2019		(a)		251,625
225	M		8.5%, 2019				218,250
298	M		NSG Holdings, LLC, 7.75%, 2025		(a)		290,550
							3,581,170
			Wireless Communications-.4%
			MetroPCS Wireless, Inc.:
150	M		7.875%, 2018				146,250
125	M		6.625%, 2020				110,312
							256,562
Total Value of Corporate Bonds (cost $69,906,116)							66,426,828
			COMMON STOCKS-.0%
			Telecommunications
3		*	Viatel Holding (Bermuda), Ltd.		(c)		0
5,970		*	World Access, Inc.				3
Total Value of Common Stocks (cost $97,360)							3
Total Value of Investments (cost $70,003,476)				96.3%			66,426,831
Other Assets, Less Liabilities				3.7			2,537,429
Net Assets				100.0%			$ 68,964,260

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the
Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the
Securities Act of 1933 and may only be sold to qualified
institutional investors. At September 30, 2011, the Fund held sixty-six 144A securities with an aggregate value of
$20,333,880 representing 29.5% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(c)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At
September 30, 2011, the Fund held two securities that were
fair valued by the Valuation Committee with an aggregate value of $375 representing 0% of the Fund's net assets.

(d)	In default as to principal and/or interest payment

At September 30, 2011, the cost of investments for federal
income tax purposes was $70,004,976. Accumulated net
unrealized depreciation on investments was $3,578,145,
consisting of $739,055 gross unrealized appreciation and
$4,317,200 gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$66,426,453	$375	$66,426,828
Common Stocks	3	-	-	3
	$3	$66,426,453	$375	$66,426,831

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended September 30, 2011.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in	Investments in
	Corporate Bonds	Common Stocks	Warrants	Total
Balance, December 31, 2010	$375	$-	$21	$396
Net purchases (sales)	-	-	(1,940)	(1,940)
Change in unrealized
appreciation (depreciation)	-	-	753,562	753,562
Realized gain (loss)	-	-	(751,643)	(751,643)
Transfer in and/or out of Level 3	-	-	-	-
Balance, September 30, 2011	$375	$-	$-	$375

The following is a summary of Level 3 inputs by industry

Health Care	$375
Telecommunications	-
	$375

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
September 30, 2011

Shares		Security		Value
		COMMON STOCKS-98.2%
		United Kingdom-24.3%
38,974		Admiral Group, PLC		$ 763,756
64,627		Amlin, PLC		283,742
150,081		British American Tobacco, PLC		6,330,722
66,808		Bunzl, PLC		795,296
117,594		Diageo, PLC		2,239,823
211,013		Domino's Pizza UK & IRL, PLC		1,453,365
28,740		Fresnillo, PLC		701,889
131,022		Imperial Tobacco Group, PLC		4,417,146
39,196		Reckitt Benckiser Group, PLC		1,983,949
63,845	*	Rolls-Royce Holdings, PLC		586,309
61,935		SABMiller, PLC		2,018,808
24,926		Scottish and Southern Energy, PLC		499,681
357,529		Tesco, PLC		2,092,107
				24,166,593
		India-12.9%
21,492		Bharat Heavy Electricals, Ltd.		716,660
412,345		HDFC Bank, Ltd.		3,900,673
3,683		HDFC Bank, Ltd. (ADR)		107,359
290,006		Housing Development Finance Corporation, Ltd.		3,775,437
669,012		ITC, Ltd.		2,695,006
14,042		Nestle India, Ltd.		1,215,158
22,100		Tata Consultancy Services, Ltd.		465,141
				12,875,434
		Brazil-9.6%
98,690		AES Tiete SA		1,249,409
97,275		CETIP SA - Balcao Organizado de Ativos e Derivativos		1,158,653
58,950		Companhia de Bebidas das Americas (ADR)		1,806,818
78,800		CPFL Energia SA		872,372
21,500		CPFL Energia SA (ADR)		476,225
33,100		Itau Unibanco Holding SA (ADR)		513,712
116,958		Redecard SA		1,594,724
188,285		Souza Cruz SA		1,899,840
				9,571,753
		France-7.7%
12,843		bioMerieux		1,120,803
18,847		Bureau Veritas SA		1,356,800
26,122		Essilor International SA		1,881,251
3,654		Hermes International		1,095,714
9,276		L'Oreal SA		906,220
17,196		Pernod Ricard SA		1,348,286
				7,709,074
		Switzerland-7.6%
5,952		Kuehne & Nagel International AG - Registered		666,613
47		Lindt & Spruengli AG		136,435
81,660		Nestle SA - Registered		4,486,200
40,600		Novartis AG - Registered		2,263,241
				7,552,489
		Netherlands-6.1%
27,240		Core Laboratories NV		2,446,969
46,931		Royal Dutch Shell, PLC - Class "A"		1,449,335
67,598		Unilever NV-CVA		2,142,828
				6,039,132
		United States-5.9%
93,407		Philip Morris International, Inc.		5,826,729
		Australia-4.9%
147,874		Coca-Cola Amatil, Ltd.		1,701,378
30,815		Newcrest Mining, Ltd.		1,020,109
37,191		QBE Insurance Group, Ltd.		458,698
71,108		Woolworths, Ltd.		1,706,615
				4,886,800
		Canada-4.0%
21,132		Canadian National Railway Company		1,414,478
50,442		Canadian Natural Resources, Ltd.		1,484,144
24,400		Goldcorp, Inc.		1,119,958
				4,018,580
		Japan-3.7%
13,000		Daito Trust Construction Company, Ltd.		1,192,602
24,800		Nitori Company, Ltd.		2,497,973
				3,690,575
		Belgium-3.1%
43,004		Anheuser-Busch InBev NV		2,285,948
19,135		Colruyt SA		796,088
				3,082,036
		Ireland-2.6%
58,319		Covidien, PLC		2,571,868
		Denmark-2.1%
20,995		Novo Nordisk A/S - Series "B"		2,097,072
		Singapore-1.0%
165,100		Oversea-Chinese Banking Corporation, Ltd.		1,021,291
		Colombia-.9%
21,964		Ecopetrol SA (ADR)		884,930
		China-.7%
6,516	*	Baidu.com, Inc. (ADR)		696,626
		Hong Kong-.4%
179,600		Wynn Macau, Ltd.		424,865
		Mexico-.4%
164,960		Wal-Mart de Mexico SAB de CV		379,308
		Sweden-.3%
14,205		Indutrade AB		337,893
Total Value of Common Stocks (cost $78,931,040)			98.2%	97,833,048
Other Assets, Less Liabilities			1.8	1,758,338
Net Assets			100.0%	$ 99,591,386

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts

At September 30, 2011, the cost of investments for
federal income tax purposes was $79,851,299.
Accumulated net unrealized appreciation on investments
was $17,981,749, consisting of $21,251,382 gross
unrealized appreciation and $3,269,633 gross unrealized
depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Staples	$9,912,695	$38,502,717		$-	$48,415,412
Financials	1,779,724	11,396,199		-	13,175,923
Health Care	2,571,868	7,362,367		-	9,934,235
Energy	4,816,043	1,449,335		-	6,265,378
Industrials	1,414,478	4,459,571		-	5,874,049
Consumer Discretionary	-	5,471,917		-	5,471,917
Utilities	2,598,006	499,681		-	3,097,687
Materials	1,119,958	1,721,998		-	2,841,956
Information Technology	2,291,350	465,141		-	2,756,491
Total Investments in Securities*	$26,504,122	$71,328,926	**	$-	$97,833,048

* The Portfolio of Investments provides information on the country categorization for the portfolio.

** Includes certain securities trading outside of the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $71,328,926 of investment securities were classified as Level 2 instead of Level 1.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
September 30, 2011

Principal
Amount		Security		Value
		CORPORATE BONDS-94.0%
		Aerospace/Defense-.5%
$ 200	M	BAE Systems Holdings, Inc., 4.95%, 2014	(a)	$ 214,703
		Agriculture-.9%
340	M	Cargill, Inc., 6%, 2017	(a)	402,329
		Chemicals-2.1%
425	M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019	(a)	537,037
400	M	Dow Chemical Co., 4.25%, 2020		403,660
				940,697
		Consumer Durables-2.5%
400	M	Black & Decker Corp., 5.75%, 2016		467,796
300	M	Newell Rubbermaid, Inc., 6.75%, 2012		307,366
300	M	Stanley Black & Decker, 5.2%, 2040		336,117
				1,111,279
		Energy-10.8%
400	M	Canadian Oil Sands, Ltd., 7.75%, 2019	(a)	490,114
200	M	DCP Midstream, LLC, 9.75%, 2019	(a)	266,494
500	M	Enbridge Energy Partners, LP, 4.2%, 2021		495,459
459	M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014	(a)	496,884
400	M	Nabors Industries, Inc., 6.15%, 2018		446,596
500	M	Petrobras International Finance Co., 5.375%, 2021		510,500
400	M	Reliance Holdings USA, Inc., 4.5%, 2020	(a)	367,698
400	M	Spectra Energy Capital, LLC, 6.2%, 2018		452,492
489	M	Suncor Energy, Inc., 6.85%, 2039		596,257
200	M	Valero Energy Corp., 9.375%, 2019		256,657
400	M	Weatherford International, Inc., 6.35%, 2017		452,351
				4,831,502
		Financial Services-12.9%
250	M	Aflac, Inc., 8.5%, 2019		304,754
600	M	American Express Co., 7%, 2018		710,760
200	M	Amvescap, PLC, 5.375%, 2013		209,830
400	M	BlackRock, Inc., 5%, 2019		439,268
350	M	CoBank, ACB, 7.875%, 2018	(a)	421,620
200	M	Compass Bank, 6.4%, 2017		214,091
300	M	ERAC USA Finance Co., 6.375%, 2017	(a)	348,217
400	M	FUEL Trust, 4.207%, 2016	(a)	398,919
		General Electric Capital Corp.:
400	M	5.625%, 2017		439,332
300	M	5.5%, 2020		327,767
400	M	Glencore Funding, LLC, 6%, 2014	(a)	411,892
		Harley-Davidson Funding Corp.:
400	M	5.75%, 2014	(a)	436,530
210	M	6.8%, 2018	(a)	244,849
400	M	Protective Life Corp., 7.375%, 2019		437,207
400	M	Prudential Financial Corp., 4.75%, 2015		417,944
				5,762,980
		Financials-17.6%
		Bank of America Corp.:
200	M	5.65%, 2018		190,162
200	M	5%, 2021		178,760
300	M	Barclays Bank, PLC, 5.125%, 2020		294,477
300	M	Bear Stearns Cos., Inc., 7.25%, 2018		354,096
		Citigroup, Inc.:
650	M	6.375%, 2014		688,616
600	M	6.125%, 2017		641,964
		Goldman Sachs Group, Inc.:
600	M	6.15%, 2018		622,594
400	M	6.75%, 2037		366,960
600	M	JPMorgan Chase & Co., 6%, 2018		669,062
		Merrill Lynch & Co., Inc.:
400	M	5%, 2015		387,186
400	M	6.4%, 2017		388,286
500	M	MF Global Holdings, Ltd., 6.25%, 2016		472,726
		Morgan Stanley:
600	M	5.95%, 2017		582,555
500	M	6.625%, 2018		496,676
600	M	SunTrust Banks, Inc., 6%, 2017		663,707
300	M	UBS AG, 5.875%, 2017		309,109
		Wells Fargo & Co.:
300	M	5.625%, 2017		339,732
200	M	4.6%, 2021		214,194
				7,860,862
		Food/Beverage/Tobacco-7.8%
400	M	Altria Group, Inc., 9.7%, 2018		530,798
500	M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 2020		583,537
300	M	Bottling Group, LLC, 5.125%, 2019		350,940
200	M	Bunge Limited Finance Corp., 5.35%, 2014		211,192
400	M	Corn Products International, Inc., 4.625%, 2020		421,876
400	M	Dr. Pepper Snapple Group, Inc., 6.82%, 2018		494,471
400	M	Lorillard Tobacco Co., 6.875%, 2020		444,299
400	M	Philip Morris International, Inc., 5.65%, 2018		473,335
				3,510,448
		Forest Products/Container-.8%
300	M	International Paper Co., 9.375%, 2019		367,221
		Health Care-1.9%
400	M	Biogen IDEC, Inc., 6.875%, 2018		490,672
200	M	Novartis, 5.125%, 2019		236,460
100	M	Roche Holdings, Inc., 6%, 2019	(a)	122,366
				849,498
		Information Technology-6.3%
300	M	Cisco Systems, Inc., 4.95%, 2019		341,921
300	M	Computer Sciences Corp., 6.5%, 2018		324,469
300	M	Dell, Inc., 5.875%, 2019		342,185
400	M	Harris Corp., 4.4%, 2020		426,358
800	M	Motorola, Inc., 6%, 2017		886,723
		Pitney Bowes, Inc.:
100	M	5%, 2015		105,915
400	M	5.75%, 2017		410,640
				2,838,211
		Manufacturing-3.6%
300	M	General Electric Co., 5.25%, 2017		333,762
500	M	Ingersoll-Rand Global Holdings Co., 6.875%, 2018		613,988
300	M	Johnson Controls, Inc., 5%, 2020		331,562
300	M	Tyco Electronics Group SA, 6.55%, 2017		353,072
				1,632,384
		Media-Broadcasting-4.7%
400	M	British Sky Broadcasting Group, PLC, 9.5%, 2018	(a)	514,805
		Comcast Corp.:
400	M	5.15%, 2020		452,260
300	M	6.95%, 2037		360,801
400	M	DirecTV Holdings, LLC, 7.625%, 2016		430,418
300	M	Time Warner Cable, Inc., 6.75%, 2018		349,579
				2,107,863
		Media-Diversified-1.0%
		McGraw-Hill Cos., Inc.:
200	M	5.9%, 2017		216,561
200	M	6.55%, 2037		217,896
				434,457
		Metals/Mining-4.6%
400	M	Alcoa, Inc., 6.15%, 2020		405,880
500	M	ArcelorMittal, 6.125%, 2018		483,333
400	M	Newmont Mining Corp., 5.125%, 2019		436,136
260	M	Rio Tinto Finance USA, Ltd., 6.5%, 2018		312,413
400	M	Vale Overseas, Ltd., 5.625%, 2019		422,800
				2,060,562
		Real Estate Investment Trusts-5.8%
500	M	Boston Properties, LP, 5.875%, 2019		549,666
300	M	Digital Realty Trust, LP, 5.25%, 2021		297,503
500	M	HCP, Inc., 5.375%, 2021		502,581
400	M	Prologis, LP, 6.625%, 2018		415,345
400	M	Simon Property Group, LP, 5.75%, 2015		441,786
400	M	Ventas Realty, LP, 4.75%, 2021		384,882
				2,591,763
		Retail-General Merchandise-1.7%
300	M	Gap, Inc., 5.95%, 2021		282,676
400	M	Home Depot, Inc., 5.875%, 2036		467,308
				749,984
		Telecommunications-.8%
309	M	GTE Corp., 6.84%, 2018		372,702
		Transportation-1.9%
300	M	Con-way, Inc., 7.25%, 2018		336,912
459	M	GATX Corp., 8.75%, 2014		531,146
				868,058
		Utilities-5.2%
300	M	E. ON International Finance BV, 5.8%, 2018	(a)	344,540
300	M	Electricite de France SA, 6.5%, 2019	(a)	351,183
400	M	Exelon Generation Co., LLC, 6.2%, 2017		451,604
		Great River Energy Co.:
137	M	5.829%, 2017	(a)	152,916
300	M	4.478%, 2030	(a)	315,466
400	M	Ohio Power Co., 5.375%, 2021		448,318
200	M	Sempra Energy, 9.8%, 2019		280,287
				2,344,314
		Waste Management-.6%
265	M	Republic Services, Inc., 3.8%, 2018		275,956
Total Value of Corporate Bonds (cost $39,941,698)				42,127,773
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-4.6%
		Fannie Mae
1,906	M	5%, 12/1/2039 - 10/1/2040 (cost $1,993,937)		2,072,197
Total Value of Investments (cost $41,935,635)		98.6%		44,199,970
Other Assets, Less Liabilities		1.4		603,545
Net Assets		100.0%		$ 44,803,515

(a)	Security exempt from registration under Rule 144A of the Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of
1933 and may only be sold to qualified institutional investors. At
September 30, 2011, the Fund held nineteen 144A securities with an aggregate value of $6,838,562 representing 15.3% of the Fund's net assets.

At September 30, 2011, the cost of investments for federal income tax purposes was $41,935,634. Accumulated net unrealized
appreciation on investments was $2,264,336, consisting of
$2,708,786 gross unrealized appreciation and $444,450 gross
unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$42,127,773	$-	$42,127,773
Residential
Mortgage-Backed Securities	-	2,072,197	-	2,072,197
Total Investments in Securities*	$-	$44,199,970	$-	$44,199,970

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended September 30, 2011.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
September 30, 2011

Shares		Security	Value
		COMMON STOCKS-98.0%
		Consumer Discretionary-16.2%
9,880	*	Bed Bath & Beyond, Inc.	$ 566,223
1,160	*	Chipotle Mexican Grill, Inc.	351,422
9,895		Home Depot, Inc.	325,249
9,180		Mattel, Inc.	237,670
810	*	Priceline.com, Inc.	364,063
7,740		Ross Stores, Inc.	609,061
			2,453,688
		Consumer Staples-8.2%
15,230		Coca-Cola Enterprises, Inc.	378,922
7,200		Corn Products International, Inc.	282,528
8,850		Whole Foods Market, Inc.	577,993
			1,239,443
		Energy-8.4%
3,980		Chevron Corporation	368,230
3,420		ExxonMobil Corporation	248,395
5,220		Helmerich & Payne, Inc.	211,932
3,690		Noble Energy, Inc.	261,252
2,510		Occidental Petroleum Corporation	179,465
			1,269,274
		Financials-9.8%
8,750		American Express Company	392,875
4,850		Capital One Financial Corporation	192,205
5,470		Chubb Corporation	328,145
15,090		East West Bancorp, Inc.	224,992
2,900	*	IntercontinentalExchange, Inc.	342,954
			1,481,171
		Health Care-17.3%
6,500		Aetna, Inc.	236,275
6,080		Cooper Companies, Inc.	481,232
9,820		DENTSPLY International, Inc.	301,376
12,690	*	Endo Pharmaceuticals Holdings, Inc.	355,193
9,220	*	Express Scripts, Inc.	341,785
5,070		McKesson Corporation	368,589
7,680	*	Watson Pharmaceuticals, Inc.	524,160
			2,608,610
		Industrials-5.8%
3,400		Cummins, Inc.	277,644
6,120		Eaton Corporation	217,260
5,600		Manpower, Inc.	188,272
5,290		Ryder System, Inc.	198,428
			881,604
		Information Technology-25.9%
7,240	*	ANSYS, Inc.	355,049
2,060	*	Apple, Inc.	785,231
11,670	*	BMC Software, Inc.	449,995
8,610	*	Check Point Software Technologies, Ltd.	454,264
11,960	*	EMC Corporation	251,040
3,180		International Business Machines Corporation	556,595
7,680		Motorola Solutions, Inc.	321,792
15,740	*	TIBCO Software, Inc.	352,419
4,870	*	VMware, Inc. - Class "A"	391,451
			3,917,836
		Materials-4.3%
3,200		CF Industries Holdings, Inc.	394,848
3,500		PPG Industries, Inc.	247,310
			642,158
		Utilities-2.1%
7,620		Exelon Corporation	324,688
Total Value of Common Stocks (cost $13,552,263)		98.0%	14,818,472
Other Assets, Less Liabilities		2.0	297,459
Net Assets		100.0%	$ 15,115,931

*	Non-income producing

At September 30, 2011, the cost of investments for
federal income tax purposes was $13,553,237.
Accumulated net unrealized appreciation on investments
was $1,265,235, consisting of $2,355,536 gross
unrealized appreciation and $1,090,301 gross unrealized
depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$14,818,472	$-	$-	$14,818,472

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended September 30, 2011.

Portfolio of Investments (unaudited)
TARGET MATURITY 2015 FUND
September 30, 2011

Principal			Effective
Amount		Security	Yield	+	Value

		U.S. GOVERNMENT AGENCY ZERO COUPON
		OBLIGATIONS-59.1%
		Agency For International Development - Israel:
$ 698	M	9/15/2015	1.02%		$ 670,590
2,784	M	11/15/2015	1.05		2,665,905
		Fannie Mae:
243	M	8/12/2015	1.06		233,296
600	M	9/23/2015	1.15		573,322
3,533	M	11/15/2015	1.18		3,365,409
650	M	Federal Judiciary Office Building, 2/15/2015	1.40		620,155
		Freddie Mac:
550	M	3/15/2015	1.14		528,848
930	M	9/15/2015	1.33		882,318
830	M	9/15/2015	1.33		787,451
210	M	Government Trust Certificate - Turkey Trust, 5/15/2015	1.46		199,187
200	M	International Bank for Reconstruction &
		Development, 2/15/2015	1.01		193,324
3,657	M	Resolution Funding Corporation, 10/15/2015	0.96		3,517,994
2,000	M	Tennessee Valley Authority, 11/1/2015	1.39		1,889,812
Total Value of U.S. Government Agency Zero Coupon Obligations (cost $13,600,467)					16,127,611
		U.S. GOVERNMENT ZERO COUPON
		OBLIGATIONS-41.1%
11,545	M	U.S. Treasury Strips, 11/15/2015 (cost $9,193,523)	0.70		11,216,706
Total Value of Investments (cost $22,793,990)		100.2%			27,344,317
Excess of Liabilities Over Other Assets		(0.2)			(56,025)

Net Assets		100.0%			$ 27,288,292

+	The effective yields shown for the zero coupon obligations
are the effective yields at September 30, 2011.

At September 30, 2011, the cost of investments for federal
income tax purposes was $22,807,756. Accumulated net
unrealized appreciation on investments was $4,536,561,
consisting entirely of unrealized appreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Zero Coupon Obligations	$-	$16,127,611	$-	$16,127,611
U.S. Government
Zero Coupon Obligations	-	11,216,706	-	11,216,706
Total Investments in Securities	$-	$27,344,317	$-	$27,344,317

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended September 30, 2011.

Portfolio of Investments (unaudited)
VALUE FUND
September 30, 2011

Shares	Security		Value
	COMMON STOCKS-96.4%
	Consumer Discretionary-11.6%
27,900	American Eagle Outfitters, Inc.		$ 326,988
16,100	American Greetings Corporation - Class "A"		297,850
18,200	Best Buy Company, Inc.		424,060
19,500	Brown Shoe Company, Inc.		138,840
9,900	Carnival Corporation		299,970
19,100	Chico's FAS, Inc.		218,313
19,600	Comcast Corporation - Special Shares "A"		405,524
6,800	Fortune Brands, Inc.		367,744
9,200	Genuine Parts Company		467,360
12,200	Home Depot, Inc.		401,014
22,800	International Game Technology		331,284
14,900	J.C. Penney Company, Inc.		399,022
31,500	Lowe's Companies, Inc.		609,210
600	McDonald's Corporation		52,692
22,500	Newell Rubbermaid, Inc.		267,075
8,100	Omnicom Group, Inc.		298,404
23,300	Staples, Inc.		309,890
11,600	Target Corporation		568,864
12,466	Time Warner, Inc.		373,606
17,400	Walt Disney Company		524,784
			7,082,494
	Consumer Staples-15.9%
11,900	Archer-Daniels-Midland Company		295,239
19,700	Avon Products, Inc.		386,120
4,800	Clorox Company		318,384
13,100	Coca-Cola Company		885,036
15,400	ConAgra Foods, Inc.		372,988
16,300	CVS Caremark Corporation		547,354
4,100	Diageo, PLC (ADR)		311,313
7,400	H.J. Heinz Company		373,552
11,800	Kimberly-Clark Corporation		837,918
27,100	Kraft Foods, Inc. - Class "A"		910,018
18,600	Kroger Company		408,456
15,746	PepsiCo, Inc.		974,677
12,200	Philip Morris International, Inc.		761,036
7,600	Procter & Gamble Company		480,168
17,200	Safeway, Inc.		286,036
16,100	Walgreen Company		529,529
20,900	Wal-Mart Stores, Inc.		1,084,710
			9,762,534
	Energy-10.8%
11,100	Chevron Corporation		1,026,972
13,200	ConocoPhillips		835,824
7,700	Devon Energy Corporation		426,888
5,940	Diamond Offshore Drilling, Inc.		325,156
15,600	ExxonMobil Corporation		1,133,028
8,200	Hess Corporation		430,172
24,900	Marathon Oil Corporation		537,342
10,800	Marathon Petroleum Corporation		292,248
6,000	Occidental Petroleum Corporation		429,000
12,300	Royal Dutch Shell, PLC - Class "A" (ADR)		756,696
9,600	Tidewater, Inc.		403,680
			6,597,006
	Financials-12.5%
7,400	ACE, Ltd.		448,440
8,700	Ameriprise Financial, Inc.		342,432
7,694	Capital One Financial Corporation		304,913
8,722	Chubb Corporation		523,233
9,800	Comerica, Inc.		225,106
3,500	EMC Insurance Group, Inc.		64,400
14,900	First Financial Bancorp.		205,620
7,800	First Potomac Realty Trust (REIT)		97,266
28,400	FirstMerit Corporation		322,624
7,100	IBERIABANK Corporation		334,126
15,000	Invesco, Ltd.		232,650
30,300	Investors Real Estate Trust (REIT)		218,160
22,200	JPMorgan Chase & Company		668,664
12,800	Kemper Corporation		306,688
6,500	M&T Bank Corporation		454,350
12,400	MetLife, Inc.		347,324
14,800	Morgan Stanley		199,800
28,800	People's United Financial, Inc.		328,320
7,100	PNC Financial Services Group, Inc.		342,149
17,500	Protective Life Corporation		273,525
14,900	Tower Group, Inc.		340,614
6,200	Travelers Companies, Inc.		302,126
26,000	Wells Fargo & Company		627,120
24,500	Westfield Financial, Inc.		161,455
			7,671,105
	Health Care-10.8%
22,100	Abbott Laboratories		1,130,194
8,900	Baxter International, Inc.		499,646
4,500	Becton, Dickinson & Company		329,940
11,200	GlaxoSmithKline, PLC (ADR)		462,448
18,600	Johnson & Johnson		1,185,006
13,400	Medtronic, Inc.		445,416
26,170	Merck & Company, Inc.		856,021
13,000	Novartis AG (ADR)		725,010
45,700	Pfizer, Inc.		807,976
3,800	Quest Diagnostics, Inc.		187,568
			6,629,225
	Industrials-12.2%
7,400	3M Company		531,246
6,400	Armstrong World Industries, Inc.		220,416
14,500	Avery Dennison Corporation		363,660
9,500	Con-way, Inc.		210,235
14,200	Curtiss-Wright Corporation		409,386
8,600	Dover Corporation		400,760
7,600	Dun & Bradstreet Corporation		465,576
7,500	Emerson Electric Company		309,825
10,600	Equifax, Inc.		325,844
5,900	General Dynamics Corporation		335,651
30,200	General Electric Company		460,248
10,100	Honeywell International, Inc.		443,491
11,100	Illinois Tool Works, Inc.		461,760
13,900	ITT Corporation		583,800
19,000	Koninklijke Philips Electronics NV - NY Shares		340,860
9,900	TAL International Group, Inc.		246,906
7,800	Textainer Group Holdings, Ltd.		158,184
8,000	Triumph Group, Inc.		389,920
7,925	Tyco International, Ltd.		322,944
7,600	United Parcel Service, Inc. - Class "B"		479,940
			7,460,652
	Information Technology-9.0%
16,000	Automatic Data Processing, Inc.		754,400
13,900	Bel Fuse, Inc. - Class "B"		216,701
47,000	Cisco Systems, Inc.		728,030
25,400	Hewlett-Packard Company		570,230
23,300	Intel Corporation		496,989
29,100	Intersil Corporation - Class "A"		299,439
7,300	Maxim Integrated Products, Inc.		170,309
33,800	Microsoft Corporation		841,282
16,950	Molex, Inc.		345,271
5,200	QUALCOMM, Inc.		252,876
10,225	TE Connectivity, Ltd.		287,732
10,600	Texas Instruments, Inc.		282,490
20,000	Western Union Company		305,800
			5,551,549
	Materials-5.2%
14,800	Alcoa, Inc.		141,636
16,600	Bemis Company, Inc.		486,546
4,400	Compass Minerals International, Inc.		293,832
21,100	Dow Chemical Company		473,906
13,790	DuPont (E.I.) de Nemours & Company		551,186
24,400	Glatfelter		322,324
6,500	Globe Specialty Metals, Inc.		94,380
19,100	H.B. Fuller Company		348,002
11,100	Sonoco Products Company		313,353
19,500	Steel Dynamics, Inc.		193,440
			3,218,605
	Telecommunication Services-4.0%
39,210	AT&T, Inc.		1,118,269
5,780	CenturyLink, Inc.		191,434
9,100	Telephone & Data Systems, Inc. - Special Shares		179,907
26,500	Verizon Communications, Inc.		975,200
			2,464,810
	Utilities-4.4%
10,100	American Electric Power Company, Inc.		384,002
16,300	MDU Resources Group, Inc.		312,797
8,400	NextEra Energy, Inc.		453,768
21,000	NiSource, Inc.		448,980
16,900	Portland General Electric Company		400,361
10,700	Southwest Gas Corporation		387,019
12,600	Vectren Corporation		341,208
			2,728,135
Total Value of Common Stocks (cost $59,847,114)			59,166,115
	PREFERRED STOCKS-.4%
	Telecommunication Services
9,500	AT&T, Inc., 6.375%, 2056 (cost $237,360)		253,745
Total Value of Investments (cost $60,084,474)		96.8%	59,419,860
Other Assets, Less Liabilities		3.2	1,949,301
Net Assets		100.0%	$ 61,369,161

Summary of Abbreviations:
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

At September 30, 2011, the cost of investments for
federal income tax purposes was $60,091,697.
Accumulated net unrealized depreciation on investments
was $671,837, consisting of $6,161,490 gross unrealized
appreciation and $6,833,327 gross unrealized
depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of September 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$59,166,115	$-	$-	$59,166,115
Preferred Stocks	253,745	-	-	253,745
Total Investments in Securities*	$59,419,860	$-	$-	$59,419,860

*The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended September 30, 2011.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter
("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities.
Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will also be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
The Funds also use a pricing service to fair value foreign securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures"
("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad
Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S.
Government Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in
Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of September 30, 2011, is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the
Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Foresters Transaction - On September 21, 2010, First Investors Consolidated Corporation ("FICC"), the parent company of First Investors Management Company, Inc. ("FIMCO"), entered into an agreement with The Independent
Order of Foresters ("Foresters") pursuant to which FICC would be acquired by Foresters (the "Transaction"). The
Transaction was completed on January 19, 2011, after the parties obtained the required regulatory and shareholder approvals. FICC, FIMCO, First Investors Corporation, the principal underwriter of the First Investors Funds and
Administrative Data Management Corp., the transfer agent for the First Investors Funds are now subsidiaries of
Foresters. Foresters is a fraternal benefit society with financial services operations in Canada, the United States and the
United Kingdom.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Life Series Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

Date: November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Life Series Funds

By /S/ CHRISTOPHER H. PINKERTON

Christopher H. Pinkerton

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: November 28, 2011